Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of income tax provision for continuing operations

The income tax provision for continuing operations consisted of the following for the years ended December 31:

In millions	2017	2016	2015
Current:
Federal	$2,594	$2,803	$3,065
State	464	511	555
	3,058	3,314	3,620
Deferred:
Federal	(1,435)	5	(180)
State	14	(2)	(54)
	(1,421)	3	(234)
Total	$1,637	$3,317	$3,386

Reconciliation of the statutory income tax rate to the Company's effective income tax rate for continuing operations

On December 22, 2017, the President signed into law the Tax Cuts and Jobs Act (the “TCJA”). Among numerous changes to existing tax laws, the TCJA permanently reduces the federal corporate income tax rate from 35% to 21% effective on January 1, 2018. The effects on deferred tax balances of changes in tax rates are required to be taken into consideration in the period in which the changes are enacted, regardless of when they are effective. As the result of the reduction of the corporate income tax rate under the TCJA, the Company estimated the revaluation of its net deferred tax liabilities and recorded a provisional income tax benefit of approximately $1.5 billion for year ended December 31, 2017. The Company has not completed all of its processes to determine the TCJA’s final impact. The final impact may differ from this provisional amount due to, among other things, changes in interpretations and assumptions the Company has made thus far and the issuance of additional regulatory or other guidance. The accounting is expected to be completed by the time the 2017 federal corporate income tax return is filed in 2018.

The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the years ended December 31:

	2017	2016	2015
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.1	4.1	4.0
Provisional effect of the Tax Cuts and Jobs Act	(18.3)	—	—
Other	(1.0)	(0.7)	0.3
Effective income tax rate	19.8%	38.4%	39.3%

Summary of the significant components of the Company's deferred tax assets and liabilities

The following table is a summary of the components of the Company’s deferred income tax assets and liabilities as of December 31:

In millions	2017	2016
Deferred income tax assets:
Lease and rents	$291	$375
Inventory	31	57
Employee benefits	246	400
Allowance for doubtful accounts	187	301
Retirement benefits	40	65
Net operating loss and capital loss carryforwards	101	125
Deferred income	93	144
Other	18	336
Valuation allowance	(77)	(135)
Total deferred income tax assets	930	1,668
Deferred income tax liabilities:
Depreciation and amortization	(3,926)	(5,882)
Total deferred income tax liabilities	(3,926)	(5,882)
Net deferred income tax liabilities	$(2,996)	$(4,214)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2017	2016	2015
Beginning balance	$307	$338	$188
Additions based on tax positions related to the current year	62	68	57
Additions based on tax positions related to prior years	32	70	122
Reductions for tax positions of prior years	(28)	(100)	(11)
Expiration of statutes of limitation	(10)	(22)	(13)
Settlements	(19)	(47)	(5)
Ending balance	$344	$307	$338